13 OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
Other Payables [Abstract]
OTHER PAYABLES

13     OTHER PAYABLES

The group of other payables classified in current and non-current liabilities is comprised as follows:

				Consolidated
	Current			Non-current
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Payables to related parties (note 18 b)	46,063	35,499	88,021	96,629
Dividends and interest on capital payable (Note 12 I)	13,252	932,005
Advances from customers (1)	787,604	137,418	1,845,248
Taxes in installments	19,498	20,179	67,727	73,934
Profit sharing - employees	162,866	113,219
Taxes payable			8,805	8,631
Provision from consumption and services	204,299	334,638
Third party materials in our possession	78,820	45,915
Trade payables - drawee risk (2)	1,121,312	65,766
Lease Liabilities (note 13a)	35,040		439,350
Other payables	57,690	85,984	44,551	48,134
	2,526,444	1,770,623	2,493,702	227,328

(1) Glencore Advance: On March 29, 2019, the Company received in advance through its subsidiary CSN Mineração the amount of US$ 496 million (R$ 1,951 billion) related to a supply contract of approximately 22 million tons of ore to the Swiss trader Glencore International AG ("Glencore"), to be executed within 5 years. On July 11, 2019, CSN Mineração entered into an amendment to the contract with Glencore and received in advance on August 5, 2019 US$ 250million (R$ 956million) for the additional supply of approximately 11 million tons of iron ore.

(2) Trade Payables – Drawee risk: The Company negotiated with financial institutions to anticipate payments from its suppliers, with the objective of extending the terms of its own obligations. The effective prepayment of receivables depends on acceptance by its suppliers, given that their participation is not mandatory. The Company is not reimbursed and / or benefited by the financial institution from discounts for payment executed before the maturity date agreed with the supplier, there is no change in the degree of subordination of the security in the event of judicial execution, nor changes in the existing commercial conditions between Company and its suppliers.

13.a) LEASES

The lease liabilities are presented in financial statement as follows:

	12/31/2019	First adoption
Leases	1,501,960	1,533,556
Present value adjustment - Leases	(1,027,570)	(892,567)
	474,390	640,989
Classified:
Current	35,040	39,243
Non-current	439,350	601,746
	474,390	640,989

The Company adopted IFRS 16  as of January 1, 2019, using the modified retrospective approach that does not require the presentation of comparative balances. As a result of adopting IFRS 16, the Company changed the accounting policy for lease agreements.

The reconciliation between the amount of lease liabilities recognized on transition to IFRS 16 and the amount of operating lease commitments disclosed in the notes to the consolidated financial statements for the year ended December 31, 2018 is as follows:

Operating lease commitment at December 31,2018	4,217,333
Renewal options not included in commitments	833,083
Effect timing differences between inception and commencement	(26,580)
Variable lease payments not included in commitments	(3,661,675)
Lease liabilities before discounting	1,362,161
Discount to presente value	(990,827)
Lease liabilities at January 01, 2019	371,334

The Company has lease agreements for port terminals in Itaguaí, the Cargo Terminal - TECAR, used for the loading and unloading of iron ores and the Container Terminal - TECON, the agreements have a remaining term of 28 and 32 years respectively and contract lease for railway operation using the Northeast network with a remaining term of 8 years.

Additionally, the Company has property lease agreements, used as operational facilities and administrative and sales offices, in several locations where the Company operates, with remaining terms of 2, 5 and 16 years.

CSN also has lease agreements for operating equipment, used in mining and steel operations, with terms of 2 to 5 years.

The present value of future obligations was measured using the implicit rate observed in the contracts, for contracts that did not have a rate, the Company applied the incremental borrowing loans - “IBR”, both in nominal terms.

The IBR was acquired through consultation with the Company's relationship banks according to the average term of the contracts.

The average rates used to measure the lease and rights to use:

			12/31/2019
Contract term (in years)	Incremental - IBR (a.a)		Implicit (a.a)
	BRL	EURO	BRL
1	7.78%	0.52%
2	8.16%
3	8.53%
4	8.90%	1.11%
5	9.27%
6		1.24%
9			6.75%
16	12.25%
29			8.30%
32			15.22%

Changes in lease liabilities for the period ended December 31, 2019 are shown in the table below.

12/31/2019
Consolidated
Opening balance	640,989
New leases (note 9)	106,584
Present Value Adjustments - New leases (note 9)	(54,080)
Contract review	(175,609)
Write off	(1,374)
Payments	(94,727)
Interest appropriated	52,607
Net balance	474,390

The minimum future payments estimated to leasing agreements include variable payments, essentially fixed when based on minimum performance and contractually fixed rates.

As of December 31,2019 are as follows:

				Consolidated
	Less than one year	Between one and five years	Over five years	Total
Leases	86,062	319,162	1,096,736	1,501,960
Present value adjustment - Leases	(51,022)	(229,417)	(747,131)	(1,027,570)
	35,040	89,745	349,605	474,390

• PIS and COFINS recoverable

Lease liabilities were measured at the amount of consideration with suppliers, that is, without considering the tax credits incurred after payment. We show below the potential right of PIS and COFINS embedded in the lease liability.

12/31/2019
Consolidated
Leases	1,489,789
Present value adjustment - Leases	(1,026,919)
Potencial PIS and COFINS credit	137,805
Present value adjustment – Potential PIS and COFINS credit	(96,461)

·            Payments of leases not recognized as liabilities:

The Company chose not to recognize lease liabilities in contracts with a maturity of less than twelve months and for assets with low value. The realized payments to these contracts are recognized as expenses, when incurred.

The Company has lease agreements for the use of ports (TECAR) and railways (FTL) which, even if they establish minimum performance, cannot determine their cash flow since these payments are fully variable and will only be known when they occur. In such cases, payments will be recognized as expenses when incurred

Expenses related to payments not included in the measurement of a lease liability during the actual exercise are:

Consolidated
12/31/2019
Contract less than 12 months	10,819
Lower Assets value	3,853
Variable lease payments	177,460
192,132

In accordance with the guidelines of IFRS 16, the Company uses the discounted cash flow technique to measure and remeasure liabilities and right to use, without considering the projected inflation in the flows to be discounted.